Intangible Assets	6 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

Note 4 — Intangible Assets

Intangible assets as of June 30, 2013 and December 31, 2012 consist of the following:

	Bad Debt	Non-Compete	Profit Interest
	Guarantee	Agreement	Agreement	Total
Amortized intangible assets:
Gross carrying amounts:
Balance as of December 31, 2012	$589,432	$1,517,220	$104,821,571	$106,928,223
Acquisition	16,881	305,927	56,758,004	57,080,812
Foreign currency translation	(191)	(576)	(50,952)	(51,719)
Balance as of June 30, 2013	606,122	1,822,571	161,528,623	163,957,316

Accumulated amortization
Balance as of December 31, 2012	$196,153	$164,633	$12,116,373	$12,477,159
Amortization expense	60,728	70,657	4,846,069	4,977,454
Balance as of June 30, 2013	256,881	235,290	16,962,442	17,454,613
Total amortized intangible assets	$349,241	$1,587,281	$144,566,181	$146,502,703

Goodwill
Unamortized intangible assets:
Balance as of December 31, 2012	$17,037,761
Acquisition	722,748
Foreign currency translation	(11,867)
Balance as of June 30, 2013	$17,748,642

Amortization expense for the three months ended June 30, 2013 and 2012 was $2,548,542 and $1,268,319, respectively; and $4,977,454 and $2,536,835 for the six months ended June 30, 2013 and 2012, respectively.

Estimated amortization expense of intangibles for the next five years and thereafter is as follows:

2013 (6 months)	$8,150,563
2014	16,301,125
2015	16,301,125
2016	16,205,152
2017	16,174,038
Thereafter	73,370,700
$146,502,703